Fees and Expenses - Easterly Snow All Cap Value Fund	Jun. 26, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 11 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	None	None	None
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	None(1)	1.00%	None
Redemption Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	None
Other Expenses(2)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses(3)	1.20%	1.95%	0.95%

(1)	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(3)	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, and Class I do not exceed 1.20%, 1.95% and 0.95%, respectively. The expense limitation agreement for Class A, Class C and Class I shares will be in effect through December 31, 2027. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$690	$934	$1,197	$1,946
Class C	$298	$612	$1,052	$2,275
Class I	$97	$303	$525	$1,166

Expense Example, No Redemption, By Year, Caption [Text]	If the shares are not redeemed:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$690	$934	$1,197	$1,946
Class C	$198	$612	$1,052	$2,275
Class I	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2025, the portfolio turnover rate of the Olstein All Cap Value Fund, a series of Managed Portfolio Series (the “Predecessor Fund”), was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	38.00%
Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000